Earnings per Common Share (Parenthetical) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Earnings per Common Share [Abstract]
Earnings adjustment for coupons paid on Additional Tier 1 Notes, net of tax	€ 0	€ 0	€ 292,000,000	€ 288,000,000